FIXED ASSETS (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
FIXED ASSETS
Beginning balance	$ 20,320
Ending balance	16,829	$ 20,320
Cost
FIXED ASSETS
Beginning balance		9,454
Additions		27,200
Ending balance	36,654
Accumulated Amortization
FIXED ASSETS
Beginning balance	(16,334)	(9,454)
Amortization	3,491	6,880
Ending balance	$ (19,825)	$ (16,334)